UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       AllianceBernstein Greater China '97 Fund, Inc.
       1345 Avenue of the Americas
       New York, New York 10105



2.     The name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all
       series and classes of securities of the issuer, check
       the box but do not list series or classes):                  [X]



3.     Investment Company Act File Number:   811-08201

       Securities Act File Number:           333-26229



4(a).  Last day of fiscal year for which this Form is filed:

       July 31, 2009


4(b).  [_]    Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).  [_]    Check box if this is the last time the issuer will
              be filing this Form.

5.     Calculation of registration fee:


         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f):
                                                            $68,114,514
                                                            -----------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:
                                                            $31,212,769
                                                            -----------

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                  Commission:

                                                             $5,569,642
                                                             ----------


         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:
                                                            $36,782,411
                                                            -----------

         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  5(i)]:
                                                           $31,332,103
                                                            -----------

         (vi)     Redemption credits available for use in
                  future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:
                                                                    $0
                                                              --------

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):
                                                             x0.0000558
                                                            -----------

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee is
                  due):
                                                                 $1,748
                                                             ----------

6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                    N/A

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                    N/A


7.     Interest due - if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D):
                                                                     $0
                                                                     --


8.     Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                                     $0
                                                                     --

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 21, 2009

       [_]  Method of Delivery:

       [X]  Wire transfer

       [_]  Mail or other means

                            Signature

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)* /s/  Stephen Woetzel
                          ---------------------------
                               Stephen Woetzel
                               Controller


Date: October 22, 2009


*Please print the name and title of the signing officer below the signature.

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